Employee Benefit Plan, Summary of Accounting Policy (Policies) - ESPP	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy, Accounting Standard Update, and Change in Accounting Principle [Abstract]
EBP, Basis of Accounting	Accounting Principles The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of Plan assets and liabilities. Actual results could differ from those estimates.

EBP, Accounting Policy [Line Items]
EBP, Basis of Accounting	Accounting Principles The financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America.
EBP, Use of Estimate
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of Plan assets and liabilities. Actual results could differ from those estimates.